Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Notice to terminate the agreement	30 days
Due to affiliates	$ 100,000	$ 100,000
ART Support Services [Member]
Related Party Transaction [Line Items]
Accrued expenses payable to officers, directors, and affiliates	181,825	193,114
Cagan McAfee Capital Partners [Member]
Related Party Transaction [Line Items]
Unpaid expenses	14,500
Amounts payable	$ 319,000